EQUIPMENT	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
EQUIPMENT

9.	EQUIPMENT

	Computer Equipment	Furniture and Equipment	Leasehold Improvements	Vehicles	Total
Cost
Balance at December 31, 2022	$95,662	$834,453	$-	$36,033	$966,148
Additions	58,611	320,943	86,530	24,310	490,394
Disposals	(21,000)	(115,204)	-	-	(136,204)
Balance at December 31, 2023	133,273	1,040,192	86,530	60,343	1,320,338
Additions	2,567	42,965	2,358	-	47,890
Disposals	-	(128,615)	-	-	(128,615)
Balance at June 30, 2024	$135,840	$954,542	$88,888	$60,343	$1,239,613

Accumulated depreciation
Balance at December 31, 2022	$41,998	$502,790	$-	$16,669	$561,457
Charge for the year	22,762	112,361	6,790	12,497	154,410
Disposals	(6,582)	(69,748)	-	-	(76,330)
Balance at December 31, 2023	58,178	545,403	6,790	29,166	639,537
Charge for the period	20,432	73,087	8,902	4,677	107,098
Disposals	-	(79,551)	-	-	(79,551)
Balance at June 30, 2024	$78,610	$538,939	$15,692	$33,843	$667,084

Net book value:
December 31, 2023	$75,095	$494,789	$79,740	$31,177	$680,801
June 30, 2024	$57,230	$415,603	$73,196	$26,500	$572,529

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Six Months Ended June 30, 2024

Expressed in Canadian Dollars (unaudited)